Short-term Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Short-term Investments
Structured deposits	¥ 230,993
Wealth management products	2,008,603		¥ 104,600
Total	2,239,596		1,046,000		$ 351,441
Investment income	¥ 59,200	$ 9,286	¥ 56,087	¥ 25,035